Fixed Assets	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Fixed Assets

10. FIXED ASSETS

Fixed assets consist of:

	2018	2017 [As Adjusted – Note 2]
Cost
Land	$229	$269
Buildings	2,205	2,232
Machinery and equipment	14,396	14,320

	16,830	16,821
Accumulated depreciation
Buildings	(810)	(778)
Machinery and equipment	(7,925)	(7,867)

	$8,095	$8,176

Included in the cost of fixed assets are construction in progress expenditures of $1.0 billion [2017 - $1.4 billion] that have not been depreciated.